Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Going Concern [Abstract]
Going Concern

Note 3 – Going Concern

The Company's financial statements have been prepared on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has earned no revenue from operations in the three-month periods ended September 30, 2019 and 2018, and has an accumulated deficit of $22,278,462 and $38,802,561 respectively. The Company's ability to continue as a going concern is dependent upon its ability to develop additional sources of capital or ultimately acquire an entity which the Company hopes will become profitable at some time in the near future. The accompanying financial statements do not include any adjustments that might result from the outcome of these uncertainties. Management is seeking additional capital to finance the operations of the Company.

Note 3 – Going Concern

The Company's financial statements have been prepared on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has earned no revenue from operations in the twelve-month periods ended December 31, 2018 and 2017, and has an accumulated deficit of $20,379,867 and $9,872,774 respectively. The Company's ability to continue as a going concern is dependent upon its ability to develop additional sources of capital or ultimately acquire an entity which the Company hopes will become profitable at some time in the near future. The accompanying financial statements do not include any adjustments that might result from the outcome of these uncertainties. Management is seeking new capital to revitalize the Company.